Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment [text block]
(in USD million)	Machinery, equipment and transportation equipment, including vessels	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Total

Cost at 31 December 2016	3,394	142,750	8,262	859	17,315	172,579
Additions and transfers	56	10,181	331	47	111	10,727
Disposals at cost	(7)	0	(288)	(50)	(30)	(374)
Effect of changes in foreign exchange	27	4,602	342	10	743	5,724

Cost at 31 December 2017	3,470	157,533	8,646	866	18,140	188,656

Accumulated depreciation and impairment losses at 31 December 2016	(2,767)	(100,971)	(5,772)	(446)	(3,068)	(113,023)
Depreciation	(122)	(9,051)	(485)	(29)	0	(9,688)
Impairment losses	0	(917)	(0)	0	0	(917)
Reversal of impairment losses	48	935	0	0	989	1,972
Transfers	0	(422)	(1)	(0)	370	(53)
Accumulated depreciation and impairment disposed assets	5	(24)	285	39	18	323
Effect of changes in foreign exchange	(17)	(3,331)	(227)	(4)	(55)	(3,634)

Accumulated depreciation and impairment losses at 31 December 2017	(2,853)	(113,781)	(6,200)	(439)	(1,746)	(125,019)

Carrying amount at 31 December 2017	617	43,753	2,446	427	16,394	63,637

Estimated useful lives (years)	3-20	UoP1)	15 - 20	20 - 332)

(in USD million)	Machinery, equipment and transportation equipment, including vessels	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Total

Cost at 31 December 2015	3,466	133,269	7,459	928	20,284	165,406
Additions and transfers	62	11,960	776	70	(2,148)	10,720
Disposals at cost	(98)	(1,857)	(48)	(130)	(445)	(2,577)
Assets reclassified to held for sale (HFS)	(7)	(2,169)	0	(12)	(51)	(2,239)
Effect of changes in foreign exchange	(30)	1,546	75	2	(325)	1,268

Cost at 31 December 2016	3,394	142,750	8,262	859	17,315	172,579

Accumulated depreciation and impairment losses at 31 December 2015	(2,826)	(90,762)	(5,386)	(468)	(3,958)	(103,400)
Depreciation	(137)	(9,657)	(411)	(31)	0	(10,235)
Impairment losses	(0)	(1,672)	(240)	(12)	(969)	(2,893)
Reversal of impairment losses	0	1,186	371	0	35	1,592
Transfers	71	(2,013)	(79)	(0)	1,789	(232)
Accumulated depreciation and impairment disposed assets	91	1,231	44	57	14	1,437
Accumulated depreciation and impairment assets classified as HFS	6	1,757	0	8	22	1,794
Effect of changes in foreign exchange	28	(1,042)	(71)	1	(1)	(1,086)

Accumulated depreciation and impairment losses at 31 December 2016	(2,767)	(100,971)	(5,772)	(446)	(3,068)	(113,023)

Carrying amount at 31 December 2016	626	41,779	2,490	413	14,247	59,556

Estimated useful lives (years)	3-20	UoP 1)	15 - 20	20 - 33 2)

  Depreciation according to unit of production method (UoP), see note 2 Significant accounting policies.
  Land is not depreciated.

Impairments [text block]
(in USD million)	Property, plant and equipment	Intangible assets3)	Total

At 31 December 2017
Producing and development assets1)	(1,056)	(326)	(1,381)
Acquisition costs related to oil and gas prospects2)	-	245	245

Total net impairment loss/(reversal) recognised	(1,056)	(81)	(1,137)

At 31 December 2016
Producing and development assets1)	1,301	590	1,890
Acquisition costs related to oil and gas prospects2)	-	403	403

Total net impairment loss/(reversal) recognised	1,301	992	2,293

  Producing and development assets and goodwill are subject to impairment assessment under IAS 36. The total net impairment reversal recognised under IAS 36 in 2017 amount to USD 1,381 million, compared to 2016 when the net impairment loss amounted to USD 1,890 million, including impairment reversals and impairments of acquisition costs - oil and gas prospects (intangible assets).
  Acquisition costs related to exploration activities, subject to impairment assessment under the successful efforts method (IFRS 6).
  See note 11 Intangible assets.

Impairment of the carrying amount of impaired asset [text block]
		2017		2016
(in USD million)	Impairment method	Carrying amount after impairment 1)	Net impairment loss (reversal)	Carrying amount after impairment 1)	Net impairment loss (reversal)

At 31 December
Exploration & Production Norway	VIU	2,169	(826)	3,115	760
	FVLCOD	1,507	(80)	1,401	69
North America - unconventional	VIU	5,017	(1,266)	6,183	945
	FVLCOD	1,422	856	484 2)	412
North America Conventional offshore US Gulf of Mexico	VIU	1,200	(17)	4,459	141
	FVLCOD	0	0	0	0
North Africa	VIU	0	0	0	104
	FVLCOD	0	0	0	0
Sub-Saharan Africa	VIU	0	0	772	(137)
	FVLCOD	0	0	0	0
Europe and Asia	VIU	0	0	1,124	(330)
	FVLCOD	0	0	0	0
Marketing, Midstream and Processing	VIU	263	(48)	1,088	(74)
	FVLCOD	0	0	0	0

Total		11,578	(1,381)	18,625	1,890

1) Carrying amount relates to assets impaired/reversed.
2) Asset sold in 2017

Disclosure of price assumptions used for impairment calculations [Table Text Block]
Year Prices in real terms1)	2018		2020		2025		2030

Brent Blend – USD/bbl	60	(62)	67	(75)	77	(78)	80	(80)
NBP - USD/mmBtu	6.6	(6.0)	6.5	(6.0)	8.0	(8.0)	8.0	(8.0)
Henry Hub – USD/mmBtu	2.9	(3.6)	3.5	(4.0)	4.0	(4.0)	4.0	(4.0)
1) Basis year 2016